Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CORPORATE SHARES
Entity Central Index Key	0001274676
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000030134
Shareholder Report [Line Items]
Fund Name	AB Corporate Income Shares
Class Name	AB Corporate Income Shares
Trading Symbol	ACISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACISX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
AssetsNet	$ 181,916,555
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$181,916,555
# of Portfolio Holdings	287
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	96.8%
Corporates - Non-Investment Grade	1.0%
Governments - Sovereign Bonds	0.6%
Quasi-Sovereigns	0.3%
Other assets less liabilities	1.3%
Total	100.0%

C000192686
Shareholder Report [Line Items]
Fund Name	AB Impact Municipal Income Shares
Class Name	AB Impact Municipal Income Shares
Trading Symbol	ABIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIMX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
AssetsNet	$ 631,346,181
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$631,346,181
# of Portfolio Holdings	274
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	0.5%
AA	28.7%
A	19.1%
BBB	33.6%
BB	7.0%
B	1.5%
Not Rated	9.6%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000090717
Shareholder Report [Line Items]
Fund Name	AB Municipal Income Shares
Class Name	AB Municipal Income Shares
Trading Symbol	MISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MISHX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
AssetsNet	$ 16,927,451,267
Holdings Count | Holding	2,323
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$16,927,451,267
# of Portfolio Holdings	2,323
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	2.2%
AA	18.6%
A	24.2%
BBB	19.3%
BB	8.9%
B	0.7%
CCC	0.2%
D	0.1%
Not Rated	25.8%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000091758
Shareholder Report [Line Items]
Fund Name	AB Taxable Multi-Sector Income Shares
Class Name	AB Taxable Multi-Sector Income Shares
Trading Symbol	CSHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CSHTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
AssetsNet	$ 470,267,529
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$470,267,529
# of Portfolio Holdings	240
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	61.8%
Local Governments - US Municipal Bonds	10.8%
Asset-Backed Securities	3.4%
Collateralized Mortgage Obligations	2.9%
Commercial Mortgage-Backed Securities	2.5%
Corporates - Non-Investment Grade	1.0%
Short-Term Investments	17.0%
Other assets less liabilities	0.6%
Total	100.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized